UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Important Tax Information
30	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New York
AMT-Free Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus NewYork AMT-Free Municipal Money Market Fund, covering the twelve-month period from June 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets generally rebounded for most of the reporting period before weakening again in the spring of 2012 due to a resurgent sovereign debt crisis in Europe and disappointing economic data in the United States.These developments created a “risk-on/risk-off” investment climate in which market sentiment shifted rapidly between optimism and caution. In contrast, yields of money market instruments remained stable near historical lows, as an aggressively accommodative monetary policy from the Federal Reserve Board prevented yields from rising or falling appreciably in light of changing economic news.

Despite recently troubling headlines, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through May 31, 2012, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2012, Dreyfus New York AMT-Free Municipal Money Market Fund produced a yield of 0.01%. Taking into account the effects of compounding, the fund produced an effective yield of 0.01%.1

The U.S. economic recovery proved erratic during the reporting period, but yields of tax-exempt money market instruments remained stable near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its net assets in short-term high quality municipal obligations that provide income exempt from federal, NewYork state and NewYork city income taxes. The fund also seeks to provide income exempt from the federal Alternative Minimum Tax. The fund’s investments include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in NewYork’s short-term municipal marketplace.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Economic Sentiment Shifted, but Yields Remained Low

The reporting period began amid heightened volatility in most financial markets, as investors responded nervously to a sovereign debt crisis in Europe, disappointing U.S. economic data and a contentious political debate regarding government spending and borrowing that culminated in the unprecedented downgrade of long-term U.S. debt securities by a major bond rating agency.

The macroeconomic picture brightened in the fall when the European Union appeared to take credible steps to address the region’s problems and the U.S. unemployment rate dropped sharply. However, disappointing U.S. economic news and renewed concerns in Europe in the spring of 2012 reduced expectations for a more robust recovery. Despite these changes in the economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%, and municipal money market yields remained near zero percent throughout the reporting period.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer-term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

From a credit-quality perspective, New York’s fiscal condition has continued to improve.The state has enacted a number of reforms to its tax code, and tax receipts have increased amid greater spending discipline.

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection. We focused on New York’s general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits from issuers with strong financial positions and stable tax bases.We generally shied away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of economic growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for
non-NewYork residents.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork AMT-Free Municipal Money Market Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.25
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.26
Ending value (after expenses)	$1,023.75

† Expenses are equal to the fund’s annualized expense ratio of .25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2012

Short-Term	Coupon	Maturity	Principal
Investments—101.5%	Rate (%)	Date	Amount ($)		Value ($)
New York—100.8%
Addison Central School District,
GO Notes, BAN	1.50	6/15/12	1,300,000	[a]	1,300,397
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Trust)	0.23	6/7/12	2,475,000	[b]	2,475,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.32	6/7/12	6,805,000	[a,b]	6,805,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.32	6/7/12	3,575,000	[a,b]	3,575,000
Ausable Valley Central School
District, GO Notes, BAN	1.50	4/5/13	2,140,000	[a]	2,153,546
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)	0.28	6/7/12	1,120,000	[b]	1,120,000
Cayuga County,
GO Notes, BAN	1.25	2/8/13	1,000,000		1,004,446
Cortland Enlarged City School
District, GO Notes, BAN	1.50	7/27/12	3,300,000	[a]	3,304,531
Dutchess County Industrial
Development Agency, Revenue
(Trinity-Pawling School
Corporation Civic Facility)
(LOC; PNC Bank NA)	0.18	6/7/12	1,030,000	[a,b]	1,030,000
East Quogue Union Free School
District, GO Notes, TAN	1.25	6/27/12	1,600,000	[a]	1,600,736
Evans-Brant Central School
District, GO Notes, BAN	1.50	6/29/12	2,695,000	[a]	2,696,848
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.27	6/7/12	1,140,000	[b]	1,140,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.25	6/7/12	4,065,000	[b]	4,065,000
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,900,000	[a]	2,901,071
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; Bank
of Tokyo-Mitsubishi UFJ)	0.15	6/7/12	4,860,000	[b]	4,860,000
Middletown,
GO Notes, BAN	0.75	7/31/12	1,000,000		1,000,611
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Margaret
Woodbury Strong Museum
Project) (LOC; JPMorgan
Chase Bank)	0.19	6/7/12	3,665,000	[b]	3,665,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.23	6/7/12	6,110,000	[b]	6,110,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC—
Robert Weslayan College
Project) (LOC; M&T Trust)	0.24	6/7/12	2,420,000	[a,b]	2,420,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann’s Home
for the Aged Project)
(LOC; HSBC Bank USA)	0.18	6/7/12	3,095,000	[b]	3,095,000
Nassau County Industrial
Development Agency,
Civic Facility Revenue
(Saint Mary’s Children
Project) (LOC; TD Bank)	0.28	6/7/12	1,085,000	[b]	1,085,000
New York City,
GO Notes (Liquidity Facility;
Bank of Nova Scotia)	0.15	6/7/12	7,000,000	[b]	7,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO Notes (Liquidity Facility;
Wells Fargo Bank)	0.18	6/1/12	1,000,000	[b]	1,000,000
New York City,
GO Notes (LOC; California Public
Employees Retirement System)	0.20	6/1/12	4,500,000	[b]	4,500,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	5,200,000	[b]	5,200,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.21	6/1/12	3,000,000	[b]	3,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center, Inc.
Project) (LOC; Bank of America)	0.30	6/7/12	3,500,000	[b]	3,500,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Natural Resources Defense
Council, Inc. Project) (LOC;
Bank of America)	0.26	6/7/12	1,000,000	[b]	1,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Poly Prep Country Day School
Project) (LOC; Bank of America)	0.30	6/7/12	2,750,000	[a,b]	2,750,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Village Center for Care Project)
(LOC; Bank of America)	0.26	6/7/12	1,500,000	[b]	1,500,000
New York City Housing Development
Corporation, MFMR (Marseilles
Apartments) (LOC; Citibank NA)	0.21	6/7/12	4,895,000	[b]	4,895,000
New York City Industrial
Development Agency, Civic Facility
Revenue (Birch Wathen Lenox
School Project) (LOC; TD Bank)	0.26	6/7/12	3,300,000	[a,b]	3,300,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.16	6/7/12	4,785,000	[b]	4,785,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Children’s
Oncology Society of New York, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.21	6/7/12	3,800,000	[b]	3,800,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York—Federation of
French Alliances in the United
States Project) (LOC; M&T Trust)	0.24	6/7/12	1,400,000	[a,b]	1,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Professional Children’s School
Project) (LOC; Wells Fargo Bank)	0.26	6/7/12	1,700,000	[a,b]	1,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; TD Bank)	0.30	6/7/12	800,000	[a,b]	800,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.17	6/1/12	8,040,000	[b]	8,040,000
New York City Transitional Finance
Authority, Future Tax
Secured Revenue (LOC;
Bank of Nova Scotia)	0.16	6/7/12	1,000,000	[b]	1,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.19	6/1/12	1,055,000	[b]	1,055,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.23	6/7/12	4,505,000	[b]	4,505,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Economic
Development and Housing)	5.00	12/15/12	500,000		512,456
New York State Housing Finance
Agency, Housing Revenue (2180
Broadway Housing Project)
(LOC; Wells Fargo Bank)	0.16	6/7/12	3,000,000	[b]	3,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens)
(LOC; Citibank NA)	0.22	6/7/12	7,535,000	[b]	7,535,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Citigroup ROCS, Series RR II
R-11713) (Liquidity Facility;
Citibank NA)	0.28	6/7/12	2,000,000	[b,c,d]	2,000,000
Newark Central School District,
GO Notes, BAN	1.50	6/25/12	1,000,000	[a]	1,000,623
Niagara Area Development
Corporation, Revenue (Niagara
Falls Memorial Medical Center
Project) (LOC; HSBC Bank USA)	0.15	6/7/12	2,500,000	[b]	2,500,000
Niagara Wheatfield Central School
District, GO Notes, BAN
(Various Improvements)	1.50	3/27/13	1,085,000	[a]	1,092,501
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Saint
Elizabeth Medical Center
Facility) (LOC; HSBC Bank USA)	0.16	6/7/12	3,050,000	[b]	3,050,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Trust)	0.28	6/7/12	2,190,000	[b]	2,190,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	4,500,000	[a]	4,501,834
Port Authority of New York and
New Jersey, Equipment Notes	0.24	6/7/12	2,800,000	[b]	2,800,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	2,200,000	[a]	2,201,700
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.16	6/7/12	900,000	[b]	900,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	0.18	6/1/12	3,240,000	[b]	3,240,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College Project) (LOC; TD Bank)	0.18	6/7/12	2,760,000	[a,b]	2,760,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project)
(LOC; M&T Trust)	0.28	6/7/12	1,400,000	[b]	1,400,000
Salina,
GO Notes, BAN	1.50	6/22/12	1,860,000		1,860,773
Springs Union Free School
District, GO Notes, TAN	1.50	6/28/12	1,300,000	[a]	1,300,772
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.23	6/7/12	1,455,000	[a,b]	1,455,000
Suffolk County Water Authority,
Revenue, BAN (Liquidity
Facility; Bank of Nova Scotia)	0.16	6/7/12	3,000,000	[b]	3,000,000
Sullivan County,
GO Notes, BAN	1.25	3/8/13	1,200,000		1,205,947

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Sullivan County,
GO Notes, BAN	1.50	3/8/13	1,000,000		1,006,482
Sullivan County,
GO Notes, TAN	1.25	3/15/13	1,500,000		1,508,799
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties—Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.24	6/7/12	1,600,000	[b]	1,600,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithaca
College Project) (LOC;
HSBC Bank USA)	0.16	6/7/12	7,790,000	[a,b]	7,790,000
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca, Inc.
Project) (LOC; Wells Fargo Bank)	0.23	6/7/12	5,010,000	[b]	5,010,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.17	6/1/12	1,000,000	[b]	1,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.19	6/1/12	1,500,000	[b]	1,500,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.15	6/7/12	8,200,000	[b]	8,200,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.15	6/7/12	1,000,000	[b]	1,000,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, Subordinate
Revenue, Refunding (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.45	6/7/12	1,500,000	[b]	1,500,000
Valley Central School District at
Montgomery, GO Notes, BAN	0.75	6/29/12	1,000,000	[a]	1,000,269
West Genesee Central School
District, GO Notes, RAN	1.00	12/28/12	2,000,000	[a]	2,004,420
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wells Fargo Bank)	0.19	6/7/12	2,735,000	[b]	2,735,000
U.S. Related—.7%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (LOC; Barclays
Bank PLC)	0.19	6/7/12	1,500,000	[b]	1,500,000

Total Investments (cost $208,998,762)			101.5%		208,998,762

Liabilities, Less Cash and Receivables			(1.5%)		(3,194,829)

Net Assets			100.0%		205,803,933

a At May 31, 2012, the fund had $62,844,248 or 30.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, this security amounted to $2,000,000 or 1.0% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	75.5
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	3.2
Not Rated[f]			Not Rated[f]		Not Rated[f]	21.3
						100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	208,998,762	208,998,762
Cash		784,702
Interest receivable		292,097
Prepaid expenses		9,560
		210,085,121
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		41,211
Payable for investment securities purchased		4,157,966
Payable for shares of Beneficial Interest redeemed		17,684
Accrued expenses		64,327
		4,281,188
Net Assets ($)		205,803,933
Composition of Net Assets ($):
Paid-in capital		205,800,608
Accumulated net realized gain (loss) on investments		3,325
Net Assets ($)		205,803,933
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		205,833,719
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Year Ended May 31, 2012

Investment Income ($):
Interest Income	510,969
Expenses:
Management fee—Note 2(a)	1,031,417
Shareholder servicing costs—Note 2(b)	208,296
Professional fees	81,863
Custodian fees—Note 2(b)	22,198
Prospectus and shareholders’ reports	21,287
Trustees’ fees and expenses—Note 2(c)	18,925
Registration fees	18,573
Miscellaneous	19,761
Total Expenses	1,422,320
Less—reduction in expenses due to undertaking—Note 2(a)	(911,565)
Less—reduction in fees due to earnings credits—Note 2(b)	(120)
Net Expenses	510,635
Investment Income—Net	334
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,325
Net Increase in Net Assets Resulting from Operations	3,659

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2012	2011
Operations ($):
Investment income—net	334	24
Net realized gain (loss) on investments	3,325	10,101
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,659	10,125
Dividends to Shareholders from ($):
Investment income—net	(10,435)	(24)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	276,442,093	296,192,383
Dividends reinvested	10,202	24
Cost of shares redeemed	(293,091,729)	(336,978,186)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(16,639,434)	(40,785,779)
Total Increase (Decrease) in Net Assets	(16,646,210)	(40,775,678)
Net Assets ($):
Beginning of Period	222,450,143	263,225,821
End of Period	205,803,933	222,450,143

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.011	.026
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.001)	(.011)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.05	1.15	2.62
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	.69	.66	.68	.65
Ratio of net expenses
to average net assets	.25	.40	.47	.67	.65
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.06	1.11	2.57
Net Assets, end of period ($ x 1,000)	205,804	222,450	263,226	341,319	272,327

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	208,998,762
Level 3—Significant Unobservable Inputs	—
Total	208,998,762
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2012 and May 31, 2011 were as follows: tax exempt income $334 and $24, ordinary income $158 and $0 and long-term capital gains $9,943 and $0, respectively.

During the period ended May 31, 2012, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $10,101 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net assets value per share were not affected by this reclassification.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct, from the payments to be made to the Manager or the Manager will bear,

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

such excess expense. During the period ended May 31, 2012, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $911,565 during the period ended May 31, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2012, the fund was charged $140,326 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $47,573 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $22,198 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $4,506 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $120.

During the period ended May 31 2012, the fund was charged $6,565 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $87,358, custodian fees $5,550, chief compliance officer fees $2,652 and transfer agency per account fees $12,000, which are offset against an expense reimbursement currently in effect in the amount of $66,349.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $82,400,000 and $71,065,000, respectively.

The Fund 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus New York AMT-Free Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus NewYork AMT-Free Municipal Money Market Fund, including the statement of investments, as of May 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York AMT-Free Municipal Money Market Fund at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 27, 2012

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2012 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and NewYork city personal income taxes), except $9,943 that is being reported as a long-term capital gain distribution and $158 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
William Hodding Carter III (77)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-2006)
No. of Portfolios for which Board Member Serves: 27
———————
Gordon J. Davis (70)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable, LLP
• Partner in the law firm of Dewey & LeBoeuf, LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 40

Joni Evans (70)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
• Senior Vice President of the William Morris Agency (1994-2006)
No. of Portfolios for which Board Member Serves: 27
———————
Ehud Houminer (71)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 60
———————
Richard C. Leone (72)
Board Member (1980)
Principal Occupation During Past 5Years:
• Senior Fellow of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Public Company Board Memberships During Past 5Years:
• Partnership for a Secure America, Director
No. of Portfolios for which Board Member Serves: 27
———————
Hans C. Mautner (74)
Board Member (1980)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 27

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (48)
Board Member (1995)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-2012)
No. of Portfolios for which Board Member Serves: 50
———————
Burton N.Wallack (61)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 27
———————
John E. Zuccotti (74)
Board Member (1980)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Public Company Board Memberships During Past 5Years:
• Emigrant Savings Bank, Director (2004-present)
• Doris Duke Charitable Foundation,Trustee (2006-present)
• New York Private Bank & Trust, Director
No. of Portfolios for which Board Member Serves: 27
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $30,857 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $12,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were  $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,855 in 2011 and $3,463 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $163 in 2011 and $209 in 2012. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,526,919 in 2011 and $34,285,599 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)